Property, Plant and Equipment, Net	12 Months Ended
Mar. 31, 2024
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
6.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consisted of the following:

	As of March 31,
	2024	2023
Furniture	$11,702	$11,684
Office equipment	508,389	450,651
Machinery equipment	2,333,707	2,446,261
Leasehold improvements	413,129	447,800
Motor vehicle	157,841	85,610
Subtotal	3,424,768	3,442,006
Less: accumulated depreciation	(3,225,867)	(3,230,057)
Property, plant and equipment, net	$198,901	$211,949

Depreciation expense was $163,120, $137,035 and $265,864 for the years ended March 31, 2024, 2023 and 2022, respectively.